Principal Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principal Accounting Policies
2.	Principal Accounting Policies

(a) Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Reorganization was accounted for as a common control transaction under the pooling of interest method. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods.

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Company believes that revenue recognition, liabilities related to loyalty programs, consolidation of VIEs, determination of share-based compensation and impairment assessment of long-lived assets reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

(c) Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and a VIEs’ subsidiaries for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs’ economic performance, and also the Group’s obligation to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. The Company’s WFOEs and ultimately the Company hold all the variable interests of the VIEs and its subsidiaries, and have been determined to be the primary beneficiaries of the VIEs.

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2018	December 31, 2019
Assets
Current assets
Cash and cash equivalents	19,464,246	7,807,740
Restricted cash	—	27,871,552
Short-term investments	5,000,000	31,430,000
Accounts receivable, net	200,289,537	526,689,373
Amount due from subsidiaries of the Company	291,902,904	548,857,973
Amount due from related parties	—	262,581,158
Prepayments and other current assets	80,565,668	172,737,341
Total current assets	597,222,355	1,577,975,137
Non-current assets
Property and equipment, net	13,376,314	23,152,687
Long-term investments	—	10,000,000
Right-of-use assets	—	61,931,400
Intangible assets	—	4,029,056
Other non-current assets	8,945,774	14,211,365
Total non-current assets	22,322,088	113,324,508
Total assets	619,544,443	1,691,299,645
Liabilities
Current liabilities
Accounts payable	73,087,671	313,189,188
Amount due to subsidiaries of the Company	629,835,620	2,734,962,567
Amount due to related parties	—	3,330,101
Registered users’ loyalty payable	249,881,449	127,253,323
Advance from customers and deferred revenue	152,181,358	246,251,382
Salary and welfare payable	41,665,582	126,884,752
Tax payable	100,757,561	93,025,726
Lease liabilities, current	—	31,275,663
Accrued liabilities related to users’ loyalty programs	44,133,812	89,184,947
Accrued liabilities and other current liabilities	360,711,336	761,687,143
Total current liabilities	1,652,254,389	4,527,044,792
Lease liabilities, non-current	—	25,279,037
Total liabilities	1,652,254,389	4,552,323,829

	Year ended December 31,
	2017	2018	2019
Net revenues	517,052,950	3,065,573,756	5,627,372,568
Net loss	(90,843,873)	(1,882,747,022)	(2,469,063,768)

	Year ended December 31,
	2017	2018	2019
Net cash provided by/(used in) operating activities	132,992,222	(77,218,211)	(2,782,745,243)
Net cash provided by/(used in) investing activities	(121,943,180)	90,767,728	(60,545,682)
Net cash (used in) financing activities	—	(5,402,941)	2,859,505,971
Net increase in cash and cash equivalents	11,049,042	8,146,576	16,215,046

In accordance with the aforementioned VIE agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of VIEs. Therefore the Company considers that there is no asset in VIEs that can be used only to settle obligations of the VIEs, except for registered capital, as of December 31, 2018 and 2019. As the VIEs and their subsidiaries were incorporated as limited liability Company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIEs.

There were no pledges or collateralization of the Affiliated Entities’ assets. As the Company is conducting its business mainly through the Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

There is no VIEs where the Company has variable interest but is not the primary beneficiary.

The Group believes that the contractual arrangements among its shareholders and WFOEs comply with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interests in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the VIEs also depends on the voting rights proxy and the effect of the share pledge under the Equity Interest Pledge Agreement and the WFOEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.

(d) Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss as foreign exchange related gain / loss.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expense items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statement. The exchange rates used for translation on December 31, 2018 and December 31, 2019 were US$1.00=RMB6.8632 and RMB6.9762, respectively, representing the index rates stipulated by the People’s Bank of China.

(e) Convenience Translation

Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive loss and consolidated statement of cash flows from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1 = RMB6.9618, representing the noon buying rate set forth in the H.10 statistical release of the US Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

(f) Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, equity securities, accounts payable, advance from advertising customers, registered users’ loyalty payable, other liabilities, and convertible loan.

As of December 31, 2018 and 2019, the carrying values of cash and cash equivalents, short-term investments in time deposits, accounts receivable, accounts payable, advance from customers and deferred revenue, registered users’ loyalty payable and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments. As of December 31, 2019, the estimated fair value of the long-term convertible loan approximated its carrying amount of RMB1,218.9 million due to the short duration between the issuance and period-end date. The convertible loan would qualify as Level 3 in the fair value hierarchy if it was to be carried at fair value due to the presence of significant unobservable inputs.

On a recurring basis, the Group measures its short-term investments in wealth management products at fair value.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 2018	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	115,436,080	—	115,436,080

As of December 2019	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	314,812,946	—	314,812,946

The Group values its investments in wealth management products issued by certain banks using quoted subscription/redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

(g) Cash and Cash Equivalents

Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

(h) Restricted cash

As of December 31, 2019, restricted cash of RMB27.9 million represents the cash balance in Jifen VIE’s bank accounts that were frozen as a result of a pending litigation. Refer to Note 23 – Commitments and Contingencies for additional information.

(i) Short-term investments

Short-term investments include time deposits placed with original maturities between three months and a year with banks in the PRC and investments in wealth management products issued by certain banks which are redeemable by the Company at any time. As of December 31, 2018 and 2019, the time deposits amounted to nil and RMB962.0 million while the wealth management products amounted to RMB115.4 million and RMB314.8 million respectively. For time deposits with original maturities between three months and a year, its interest income amounted to nil, RMB4.9 million and RMB32.4 million in the consolidated statements of comprehensive loss for the years ended December 31, 2017, 2018 and 2019, respectively. The wealth management products are unsecured with variable interest rates and primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company measures the investments in wealth management products at fair value using the quoted subscription or redemption prices published by these banks. The change in fair value is recorded as investment income amounted to RMB 0.7 million, RMB 4.2 million and RMB 6.3 million in the consolidated statements of comprehensive loss for the years ended December 31, 2017, 2018 and 2019, respectively.

(j) Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and based on factors listed in the following paragraph. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on general basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

(k) Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or estimated useful lives of the assets
Office equipment	3 – 5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

(l) Equity investments

The Company’s equity investments are accounted for as follows:

•

Non-marketable equity securities that do not have readily determinable fair value are measured using the measurement alternative recorded at cost less any impairment, plus or minus changes resulting from qualifying observable price changes. As of December 31, 2019, the Company’s investments in non-marketable equity securities primarily consist of small, non-controlling investments in companies for which the Company has equity ownership with preferential rights but cannot exert significant influence. The carrying value of equity securities without readily determinable fair values was nil and RMB10.0 million as of December 31, 2018 and 2019 respectively. There were no fair value changes related to these investments for the years ended December 31, 2018 and 2019.

•

Equity method investments are securities that the Company does not control, but are able to exert significant influence over the investee. These investments are measured at cost less any impairment, plus or minus our share of equity method investee income or loss. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. As of December 31, 2019, the Company’s equity method investment is an investment of RMB27.6 million as a limited partner in a venture fund that has not completed set-up.

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

(m) Goodwill and intangible assets

Intangible assets

Intangible assets represent the acquired right to operate an online audio/video content platform(note 9), which is amortized on a straight-line basis over its estimated useful life of 10 years, as well as computer software, which is amortized on a straight-line basis over its estimated useful life of 3-10 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized for the years ended December 31, 2018 and 2019.

Goodwill

Goodwill represents the excess of the total cost of the acquisition over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of the reporting unit is less than its carrying value. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit and other specific information related to the operations. If the reporting unit does not pass the qualitative assessment, the Company estimates its fair value and compares the fair value with the carrying value of its reporting unit, including goodwill. If the fair value is greater than the carrying value of its reporting unit, no impairment is recorded. If the fair value is less than the carrying value, an impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. The impairment charge would be recorded to earnings in the consolidated statements of operations.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units and the determination of the fair value of each reporting unit. The Company estimates the fair value of the reporting unit using a discounted cash flow model. This valuation approach considers various assumptions including projections of future cash flows, perpetual growth rates and discount rates. The assumptions about future cash flows and growth rates are based on management’s assessment of a number of factors, including the reporting unit’s recent performance against budget, performance in the market that the reporting unit serves, as well as industry and general economic data from third party sources. Discount rate assumptions reflect an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit. Management performs its annual goodwill impairment test as of December 31. Each quarter the Company reviews the events and circumstances to determine if there are indicators that goodwill may be impaired.

As of December 31, 2019, there is no event or any circumstance that the Company identified, which indicated that the fair value of the Company’s reporting unit was substantially lower than the respective carrying value. There was no impairment of goodwill for the years ended December 31, 2018 and 2019 and there was no change in goodwill during 2019.

(n) Impairment of long-lived assets other than Goodwill

For other long-lived assets including property and equipment and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

(o) Leases

Prior to the adoption of ASC 842 on January 1, 2019:

Leases, including leases of office spaces, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases for any of the years stated herein.

Upon and hereafter the adoption of ASC 842 on January 1, 2019:

The Company determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

(p) Advances from customers and deferred revenue

Certain third party advertising customers pay in advance to purchase advertising and marketing services. Cash proceeds received from customers are initially recorded as advances from advertising customers and are recognized as revenues when revenue recognition criteria are met.

Advances from customers and deferred revenue also consist of prepayments from users in the form of the purchase of the Group’s virtual currency that can be used for live streaming and online games that are not yet consumed or converted into virtual items, and that upon the consumption or conversion, are recognized as revenue according to the prescribed revenue recognition policies described below.

(q) Revenue recognition

A.	Significant accounting policy

The Group has adopted the new revenue standard, ASC 606, by applying the full retrospective method. Revenues are recognized when or as the control of a good or service is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of goods and services may be transferred over time or at a point in time. Control of goods and services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;
•	creates and enhances an asset that the customer controls as the Group performs; or
•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If the control of goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains the control of goods and services.

The progress towards complete satisfaction of the performance obligation is measured based on one of the following methods that best depict the Group’s performance in satisfying the performance obligation:

•	direct measurements of the value transferred by the Group to the customer; or
•	the Group’s efforts or inputs to the satisfaction of the performance obligation.
B.	Nature of services

The following is a description of principal activities of the Group from which the Group generates its revenue.

(i) Advertising and marketing

The Group’s main revenue generating activity is the provision of online advertising and marketing services. The Group generates revenue from performing specific actions, i.e. an optimized cost per thousand impressions (“oCPM”) or optimized cost per click (“oCPC”) basis or related advertising and marketing services. Revenue is recognized on an oCPM or oCPC basis as impressions or clicks are delivered, or when related advertising and marketing services are performed.

Whether revenues should be reported on a gross or net basis is determined by an assessment of whether the Group is acting as the principal or an agent in the transaction. In determining whether the Group acts as the principal or an agent, the Group follows the accounting guidance for principal-agent considerations. Such determination involves judgment and is based on evaluation of the terms of each arrangement.

a. Advertising and marketing service provided to advertising customers

Before February 2018, the Group engaged certain advertising customers through a third-party advertising agent (“advertising agent”). In the arrangement with this advertising agent, it served as the Group’s sales agent in selling the Group’s advertising solutions to other second-tier advertising agents. The end advertisers are the customers of the Group as they specifically selected Qutoutiao to display its advertisement and the performance obligation of the Group is to provide the underlying advertising display services. The advertising agent earns a commission of 2% of the advertising revenues in the arrangement in return for providing bidding system for placement on Qutoutiao which the Company recognized as cost of revenues. The Group provides advertising and marketing services to advertising customers and recognizes advertising and marketing revenues on a gross basis as impressions or clicks are delivered.

The Group receives refundable advance payments from advertising customers through this advertising agent and reconciles the advertising and marketing revenue with this advertising agent. If the advance payment deposited in the Group is not ultimately used for the advertisement on Qutoutiao, the Group refunds the advance payment back to advertising customers through this advertising agent.

In February 2018, the Group acquired 100% equity interests of this advertising agent with a total consideration of RMB 15.0 million (Note 3). Since the acquisition, the Group has effectively been providing advertising and marketing services to these advertising customers directly and continues to recognize revenue on a gross basis as clicks or impressions are delivered.

Besides this arrangement, the Group also provides advertising and marketing services to advertising customers directly.

Starting from 2019, the placement of the advertising customers’ advertisements is not restricted to be only on Qutoutiao’s application. When advertisements cannot be placed on Qutoutiao due to capacity limit or bidding, the Group has the discretion to choose a media platform for advertisement placement.  The Group determined it is the principal to the advertising customer when the Group (1) is the primary obligor ultimately responsible for delivering advertising and marketing services to the advertising customers, (2) has the discretion in pricing and (3) takes certain risks of loss due to the different settlement methods between the media platform and advertising customers. Hence, the Group recognizes the revenue on a gross basis.

In May 2019, the Group also started a new advertising and marketing service by providing integrated marketing solution to its customers based on their customized needs. The services include but are not limited to designing and executing a systematic marketing plan online and offline, coming up with best solutions for online promotion of the customers’ mobile application by selecting appropriate advertisement platforms, designing the advertisement clips, monitoring advertisement effects and organizing offline marketing campaigns.

The Group pays the vendors or suppliers when costs are incurred and advertisements are displayed while the Group charges the service fees to the customers based on specified achievements, i.e. a Gross Merchandise Volume (“GMV”) which revenue is recognized based on number of first effective purchase, or optimized cost per action (“oCPA”) basis which revenue is recognized based on number of registered new users. The Group is the principal ultimately responsible for delivering the integrated marketing services to the customers in the arrangement, it has the discretion in pricing and takes certain risks of loss as the results cannot be guaranteed while costs are incurred. The Group recognizes the integrted marketing services revenue at gross based on GMV or oCPA basis and recognizes incurred expenses to vendors or suppliers as cost of revenue.

b. Advertising and marketing services provided to advertising platforms

The Group provides advertising and marketing services to other third-party advertising platforms. In the arrangement with these advertising platforms, these advertising platforms are the customers of the Group and the performance obligation of the Group is to provide traffic service to these advertising platforms. Therefore, the Group recognizes revenue based on the net amount as impressions or clicks are delivered.

(ii) Other services

a. Agent and platform service

After the acquisition of the advertising agent in February 2018 (Note 3), the Group also provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display their advertisements. The Group recognizes revenue from the advertising customers based on the net amount equal to certain agreed percentage of the gross revenue earned by the third-party advertising platforms when impressions or clicks are successfully delivered.

b. Live streaming

In January 2019, the Group started operating its own live streaming platform. It generates revenue from sales of virtual items in the platform. Users can access the platforms and view the live streaming content showed by the performers for free. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with performers and talent agencies in accordance with their revenue sharing arrangements.

The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports live streaming revenues on a gross basis. Accordingly, the amounts paid by users to purchase virtual items are recorded as revenues and revenue sharing fee paid to performers and talent agencies are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing.

The Group designs, creates and offers various virtual items for sales to users with pre-determined selling price. Users can purchase and present virtual items to performers to show support for their favorite performers and virtual items are consumed and used upon purchase. Accordingly, live streaming revenue is recognized immediately when virtual items are used. The Group does not have further obligations to the user after the virtual items are consumed immediately.

The Group may also enter into contracts that can include various combinations of virtual items and privileges such as priority speaking rights or special symbols, which are generally capable of being distinct and accounted for as separate performance obligations, such as the VIP member program. Judgments are required as follow: 1) determining whether those virtual items and privilege are considered distinct performance obligations that should be accounted for separately versus together, 2) determining the standalone selling price for each distinct performance obligation, and 3) allocating of the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual item or privilege separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For consumable virtual items, revenues is recognized immediately when the virtual item is used. For durable virtual items, revenue is recognized over the estimated user relationship periods. For the year ended December 31, 2019, the VIP membership program was not material.

c. Online games

The Group generates revenues from offering virtual items in online games developed by third parties to game players.

Users play games on the Group’s various mobile applications free of charge and are charged for purchases of consumable virtual items, which can be utilized in the online games to enhance their game-playing experience.

Pursuant to contracts signed between the Group and the respective game developers, although game developers own the games’ copyrights and other intellectual property, in general the Group controls the games and takes the main responsibilities to operate the games, maintains a functioning gaming environment for the players, sets the pricing of virtual items, collects the in-game purchase payment from the players and shares the revenue based on a pre-agreed scheme to the game developers. The users make the purchases in the games operated and managed by the Group and the Group provides the game services to the users. Accordingly, the Group is the principal in the arrangements. The revenues derived from these online games are recorded on a gross basis and the amount paid to game developers are recorded as cost of revenue.

Online games revenue is recognized immediately when the consumable virtual item is purchased and used. The Group does not have further obligations to the user after the virtual items are consumed immediately.

In addition, the Group sells the advertisement spots placed in the online games to the advertisers and gets paid based on views/clicks. The advertisements price is negotiated and determined by the Group with a shared fee to be paid to the game developer. Similar to the advertising and marketing service provided to advertising customers described above in 2 (q) B (i) a, the Group is the principal in the arrangement and revenue is recognized on a gross basis as clicks or impressions are delivered with fees paid to game developers as cost of revenue.

d. Online marketplace service

The Group operates an online marketplace which users can access merchandise offered by third-party merchandise suppliers. The suppliers are the customers of the Group as these suppliers are the primary obligor to provide goods and delivery service to the users and the performance obligation of the Group is to provide matching service for the suppliers. The Group acts as an agent in this transaction and recognize revenue when the matching service is completed. The Group settles the payment with suppliers on a monthly basis.

C. Disaggregation of revenue

In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(e))
Major service line
Advertising service provided to advertising customers, recorded gross (1)	264,471,551	2,399,716,518	4,339,602,177	623,344,850
Advertising service provided to advertising platforms, recorded net	248,410,930	414,541,506	1,075,718,365	154,517,275
Other service
Agent and platform services	4,170,469	203,389,356	33,154,982	4,762,415
Live streaming and online games	-	-	104,445,462	15,002,652
Other revenues	-	4,498,405	17,159,618	2,464,825
Total Other services	4,170,469	207,887,761	154,760,062	22,229,892
	517,052,950	3,022,145,785	5,570,080,604	800,092,017

(1)

For the year ended December 31, 2019, revenue in advertising services provided to advertising customers which recorded gross include integrated marketing solution services which amounted to nil, nil and RMB 381.8 million.

(r) Cost of revenues

The Group’s cost of revenues consists primarily of (i) bandwidth and server costs, (ii) costs incurred to vendors and suppliers for advertising and marketing services, (iii) content procurement costs paid to third-party professional media companies and freelancers, (iv) direct cost related to in-house content, rental cost, depreciation, salary and welfare for cost personnel and other miscellaneous costs, (v) costs incurred for mobile gaming and live streaming content, (vi) cultural development fee and surcharges. The Group is subject to a cultural development fee on the provision of advertising services in the PRC. The applicable tax rate prior to June 30, 2019 was 3% of the net advertising revenues, and was changed to 1.5% effective July 1, 2019.

(s) Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) stock-based compensation for research and development personnel (iii) office rental expenses (iv) IT service fees and (v) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. For the years ended December 31, 2017, 2018 and 2019, the Company has not capitalized any costs related to internal use software because the inception of the Group software development costs qualified for capitalization have been insignificant.

(t) Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) rewards to registered users related to loyalty programs, (ii) advertising and marketing expenses, (iii) charges for short mobile message service to registered users (iv) salary and welfare for sales and marketing personnel and (iv) stock-based compensation expenses for sales and marketing personnel. The advertising and marketing expenses amounted to RMB 41.9 million, RMB 1,061.0 million and RMB 2,863.8 million during the years ended December 31, 2017, 2018 and 2019, respectively.

(u) General and administrative expenses

General and administrative expenses also consist of (i) salary and welfare for general and administrative personnel, (ii) office expense and (iii) professional service fees and (iv) stock-based compensation expense. For the years ended December 31, 2017, 2018 and 2019, general and administrative expenses include stock-based compensation expenses of approximately RMB0.2 million, RMB906.8 million and RMB82.0 million. For the year ended December 31, 2018, general and administrative expenses included stock-based compensation expenses approximating RMB 864.7 million expensed upon the completion of IPO related to the vesting of 15,937,500 ordinary shares owned by the founders (Note 16b).

(v) User loyalty programs

The Group has loyalty programs for its registered users primarily in its mobile Qutoutiao, Midu and formerly on Quduopai to enhance user engagement, loyalty and to incentivize word-of-mouth referrals. Through the programs, the Group give users loyalty points and in certain cases cash credits for taking specific actions. Such actions primarily include referring new users to register on the platforms or through the viewing or sharing of content, providing valuable comments and encourage inactive users to continue to the platforms. The cost of users’ loyalty points is recognized as sales and marketing expenses in the consolidated statements of operations and comprehensive loss.

On Qutoutiao, the Group’s users can redeem earned rewards, which is in a form of cash credits reflecting the same amount of cash value, upon redemption. The Group offers its users the flexibility to choose a number of rewards payment options, including i) online cash out, when the cash credits balance exceeds a certain cash out threshold or at a lower cash out threshold if the users log on Qutoutiao for a certain number of consecutive days, ii) purchasing virtual items in live streaming and online games, iii) purchasing merchandise through Qutoutiao’s online market place. On Midu, the loyalty program is operated in a similar manner as Qutoutiao.

The Group also has a number of other

loyalty programs for various applications. As of December 31, 2019, the loyalty program volume associated with these applications are immaterial.

On Quduopai, the Group’s users can also earn cash credits (reflecting the same amount of cash value) that they may cash out when the cash credits balance exceeds a certain threshold. Before April 9, 2018, the Group’s users on Quduopai could also earn loyalty points, which could only be exchanged for coupons issued to the Group by a third-party, which can be used to purchase goods or service on that third-party’s group buying website. The Group did not recognize any expenses or liability for those loyalty points earned on Quduopai since the Group did not bear any additional cost to settle these loyalty points awarded to its users before April 9, 2018. Starting from April 9, 2018, the Group’s users on Quduopai who are not content providers, can also start to earn and redeem earned rewards, which is in a form of cash credits reflecting the same amount of cash value, upon request. Users can cash out the rewards when the cash credits balance exceeds a certain cash out threshold. All the outstanding loyalty point granted to users on Quduopai were converted to rewards upon the enacting of the revised loyalty program in April 2018. As a result, the Company recorded costs of RMB 62,359 in the sales and marketing expenses in April 2018. In November 2018, the Company, as a result of the change of business strategy, announced the change of the loyalty program on Quduopai and reversed the unused rewards under the original loyalty program amounted to RMB 11.6 million in the consolidated statements of comprehensive loss. As of December 31, 2019, Quduopai’s loyalty program is no longer in place and the ending balance has been reduced to nil.

For Qutoutiao’s loyalty program, prior to May 2018 the user’s agreement provides that rewards expire after one month. However, the Group may, at its discretion, provide rewards to its users even after one month expiration period. Starting from May 2018, rewards to its users are cleared from their accounts and will not be redeemable after the users have been inactive for 90 days. Other loyalty programs also have similar rewards clearing policies after the users have been inactive for up to 90 days.

The Group’s experience indicates that a certain portion of rewards is never redeemed in cash by its users, which the Group refers to as a “breakage”. The liability accrued for the reward is reduced by the estimated breakage that is expected to occur. The Group estimates breakage based upon its analysis of relevant reward history and redemption pattern as well as considering the expiration period of the rewards under the users agreement. In the assessment of breakage, each individual user’s account is categorized into certain pools of different range of outstanding rewards, and then further grouped into certain sub-groups on the basis of inactivity days. The past reward redemption pattern in those sub-groups was used to estimate the respective breakage for the outstanding rewards in each sub-group at each period end. For the years ended December 31, 2017, 2018 and 2019, total costs related to the users’ rewards granted (before estimated breakage) amounted to RMB 527.8 million, RMB 2,207.8 million and RMB 2,708.2 million, respectively, and total rewards redeemed in cash amounted to RMB 245.0 million, RMB 1,973.5 million and RMB 2,514.8 million, respectively. The Company also reversed the accrued rewards of users who have not been active for the period specified in accordance with its rewards clearance policies, which amounted to non-cash adjustments of nil, RMB 196.3 million and RMB 293.5 million for the years ended December 31, 2017, 2018 and 2019, respectively, which were recorded as a reduction of sales and marketing expense. As of December 31, 2017, 2018 and 2019, the total estimated breakage not accrued approximated to RMB 113.7 million, RMB 59.1 million and RMB 36.5 million, respectively. For the years ended December 31, 2017, 2018 and 2019, rewards consumed by purchasing the virtual items in live streaming and online games amounted to nil, nil and RMB18.0 million, respectively. The consumption was recorded as a reduction of revenue.

Once the amount of accumulated unredeemed rewards for individual user exceeds the cash out threshold or the continuous log-on criteria is reached, the Group reclassifies the balance as “registered users’ loyalty payable” in consolidated balance sheet as a monetary liability and reverses the amount of breakage originally assumed. The registered users’ loyalty payable is derecognized only if (1) the Group pays the user and is relieved of its obligation for the liability by paying the users, including delivery of cash or (2) the Group is legally released from the liability.

The actual cost to settle the estimated liability may differ from the estimated liability recorded. As of December 31, 2018 and 2019, users’ reward recorded in “Registered users’ loyalty payable” were RMB 256.7 million and RMB 134.1 million, respectively, and estimated users’ rewards recorded in “Accrued liabilities related to users’ loyalty programs” were RMB 44.1 million and RMB 89.2 million, respectively.

(w) Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

(x) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of operations and comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2017, 2018 and 2019. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

(y) Treasury Stock

The Group accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stock account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings. In the event that treasury stock is reissued at an amount different from the cost the Company paid to repurchase the treasury stock, the Company will recognize the difference in additional paid-in capital by using the specified identification method.

Effective May 28, 2019, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$50 million of outstanding ADSs of the Company, every four of which represents one class A ordinary share, from time to time over the next 12 months. Up to December 31, 2019, 4,665,700 outstanding ADSs (1,166,425 ordinary shares) were repurchased and held in treasury stock with a total consideration of RMB142.2 million. As of December 31, 2019, no repurchased shares have been retired or reissued.

(z) Share-based compensation

Share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either cost of revenue, general and administrative expenses, selling and marketing expenses or research and development expenses, depending on the job functions of the grantees.

Option granted to employees

For the options granted to employees, the compensation expense is recognized using the straight-line method over the requisite service period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied.

Option granted to non-employee

For share-based awards granted to non-employees, the Group accounts for the related share-based compensation expenses in accordance with ASC subtopic, 505-50 (“ASC 505-50”), Equity-Based Payments to Non-Employees. Under the provision of ASC 505-50, options of the Company issued to non-employees are measured based on fair value of the options which are determined by using the binomial option pricing model. These options are measured as of the earlier of the date at which either: (1) commitment for performance by the non-employee has been reached; or (2) the non-employee’s performance is complete. Subsequent to the completion of the performance, the share-based award is assessed in accordance with ASC 815 to determine whether the award meets the definition of a derivative.

Restricted shares

In January 2018, the founders entered into Share Restriction Deeds with the Company such that a total of 15,937,500 ordinary shares of the Company held by the founders became restricted and will be vested in periods from 24 months to 34 months. Prior to the end of the vesting periods, all the remaining restricted shares shall vest immediately and no longer constitute restricted shares upon a Deemed Liquidation Event or IPO of the Company. In the event that the founder voluntarily and unilaterally terminates his employment/service contract with any applicable Group entities or his employment or service relationship is terminated by any applicable Group entities for cause as stated in the Deed, the related founder shall sell to the Company, and the Company shall repurchase from the founder, all of the restricted shares (not vested shares) at a price of US$0.0001 per share. For accounting purposes, this transaction has been reflected retrospectively similar to a reverse stock split, with a grant of the 15,937,500 restricted shares to be recognized in January 2018 at their then fair value and recognized as compensation expense over the vesting periods. Upon completion of the Company’s IPO in September 2018, the restrictions were released. See

Note 16 (b).

(aa) Government grants

Government grants are recognized as other income/ (expenses) when received. For the years ended December 31, 2017, 2018 and 2019, the Group received financial subsidies of nil, nil and RMB9.5 million from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions attached. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

(ab) Statutory reserves

The Group’s subsidiaries, consolidated VIEs and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group was not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

(ac) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(ad) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2017, 2018 and 2019, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

(ae) Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Ordinary shares issuable for little or no cash consideration are also included as outstanding shares once all of their conditions have been met as they are considered contingently issuable shares. Using the two class method, net loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method. Except for voting rights, the Class A and Class B ordinary shares have all the same rights and therefore the loss per share for both classes of shares are identical.

(af) Comprehensive loss

Comprehensive loss is defined as the change in shareholders’ deficit of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive losses of the Group include the foreign currency translation adjustments.

(ag) Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment.

(ah) Revision to previously issued financial statements

The financial statements for the years ended December 31, 2017 and 2018 have been revised to correct for an immaterial error related to the calculations of basic loss per share due to a failure to include the contingently issuable shares related to options exercisable for a minimal exercise price (RMB 0.0007) in the denominator of basic loss per share once there were no further vesting conditions or contingencies associated with them. The impact of the error was not material to the previously issued financial statements taken as a whole and the impact of these revisions on the previously issued consolidated financial statements are reflected in the following table:

	Year ended December 31, 2017
	As Previously Reported	Adjustments	As Revised
Numerator:
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(100,772,472)	—	(100,772,472)
Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted	24,062,500	1,479,531	25,542,031
Basic and diluted loss per share	(4.19)	0.24	(3.95)
Denominator for basic and diluted loss per ADS Weighted- average ADS outstanding
Basic and diluted	96,250,000	5,918,124	102,168,124
Basic and diluted loss per ADS	(1.05)	0.06	(0.99)

	Year ended December 31, 2018
	As Previously Reported	Adjustments	As Revised
Numerator:
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(2,028,941,350)	—	(2,028,941,350)
Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted	35,000,472	3,506,712	38,507,184
Basic and diluted loss per share	(57.97)	5.28	(52.69)
Denominator for basic and diluted loss per ADS Weighted- average ADS outstanding
Basic and diluted	140,001,888	14,026,848	154,028,736
Basic and diluted loss per ADS	(14.49)	1.32	(13.17)

The following potential ordinary shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31, 2017
	As Previously Reported	Adjustments	As Revised
Preferred shares — weighted average	1,425,137	—	1,425,137
Share options — weighted average	8,496,225	(1,479,531)	7,016,694
Restricted shares — weighted average	—	—	—

	Year ended December 31, 2018
	As Previously Reported	Adjustments	As Revised
Preferred shares — weighted average	10,134,756	—	10,134,756
Share options — weighted average	9,857,447	(3,506,712)	6,350,735
Restricted shares — weighted average	6,976,785	—	6,976,785

(ai) Recent adopted accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to classify leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized over the lease term based on an effective interest method for financing leases or on a straight-line basis for operating leases. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. For public entities, the guidance was effective for annual reporting periods beginning after December 15, 2018 and for interim periods within those fiscal years.

ASU 2016-02 initially required adoption using a modified retrospective approach, under which all years presented in the financial statements would be prepared under the revised guidance. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842), which added an optional transition method under which financial statements may be prepared under the revised guidance for the year of adoption, but not for prior years. Under the latter method, entities will recognize a cumulative catch-up adjustment to the opening balance of retained earnings in the period of adoption.

The Company adopted ASC 842 using the modified retrospective transition approach, to be applied to leases existing as of, or entered into after, January 1, 2019. Prior period results continue to be presented under ASC 840 based on the accounting standards originally in effect for such periods. This standard provides a number of optional practical expedients in transition, which has been detailed in accounting policy (o) above.

In connection with the adoption of ASC 842, on January 1, 2019, the Company recorded an impact of RMB 50.4 million on its assets and RMB 47.1 million on its liabilities for the recognition of operating lease right-of-use-assets and operating lease liabilities, respectively, which are primarily related to the lease of the Company’s office spaces. The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment test measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with its carrying amount. The Company adopted the new standard effective January 1, 2019 on a prospective basis, and the adoption did not have an impact on the Company’s consolidated financial statements and the related disclosures.

In February 2018, the Financial Accounting Standard Board (“FASB”) issued ASU 2018-02, Income Statement — Reporting Comprehensive Income (Topic 220) — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, to allow entities to reclassify the income tax effects of tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) on items within accumulated other comprehensive income to retained earnings. ASU 2018-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018, and early adoption is permitted. The Company adopted ASU 2018-02 on January 1, 2019 and the adoption did not have an impact on the Company’s consolidated financial statements and the related disclosures.

(aj) Recent issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses” (“ASU 2016-13”), which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, modify the impairment model for available-for-sale debt securities and provide for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The ASU is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.

The FASB further issued Accounting Standards Update No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU 2018-19, Accounting Standards Update No. 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU 2019-04, Accounting Standards Update No. 2019-05, “Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief,” or ASU 2019-05, Accounting Standards Update No. 2019-10, “Financial Instruments-Credit Losses (Topic 326): Effective Dates,” or ASU 2019-10 and Accounting Standards Update No. 2019-11, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU 2019-11. The amendments in these ASUs provide clarifications to ASU 2016-13.

The Company will adopt the new standard effective January 1, 2020, and the adoption is not expected to not have a material impact on the Company’s consolidated financial statements and the related disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. This standard eliminates, adds and modifies certain disclosure requirements for fair value measurements in ASC 820, Fair Value Measurement, as part of its disclosure framework project. ASU 2018-13 is effective for the Company beginning January 1, 2020. The amendments in ASU 2018-13 that relate to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments in ASU 2018-13 should be applied retrospectively to all periods presented upon their effective date. The adoption of this standard is not expected to have a material impact on the Company’s disclosures.

In December 2019, the FASB issued ASU 2019-12—Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in ASU 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for the Company beginning on January 1, 2021. Early adoption of the amendments is permitted. The Company is currently evaluating the impact of ASU 2019-12 on its consolidated financial statements.